FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair value of reclassified levels [Abstract]
Transfer in into Level 3			$ 0
Transfer in out of Level 3	$ 0	$ 17,940,000	17,940,000
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liability [Abstract]
Liability	6,593,640		9,798,000	$ 22,364,221
Recurring [Member] | Level 3 [Member] | Private Placement Warrant [Member]
Liability [Abstract]
Liability	12,541,170		11,422,018	16,867,946
Recurring [Member] | Level 3 [Member] | FPA Liability - Committed [Member]
Liability [Abstract]
Liability	2,759,038		2,474,941	2,947,167
Recurring [Member] | Level 3 [Member] | FPA Liability - Optional [Member]
Liability [Abstract]
Liability	$ 2,762,023		$ 2,533,104	$ 3,810,610